Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Long Term Liabilities [Abstract]
Deferred gain on sale-leasebacks	$ 181,053	$ 203,737
Other	31,347	19,284
Other long-term liabilities	212,400	223,021
Current portion of other long-term liabilities	(32,243)	(23,635)
Other long-term liabilities	$ 180,157	$ 199,386